Stock Option Transactions (Details) - $ / shares	3 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Net of Forfeitures	3,000,000.0	360,000	3,033,750	260,000
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price		$ 1.07	$ 1.60	$ 1.72
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures and Expirations in Period			(444,922)
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures and Expirations in Period, Weighted Average Exercise Price			$ 1.85
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures and Expirations in Period			444,922
Equity Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number, Beginning Balance		7,218,393	4,629,565	4,369,565
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning Balance		$ 2.08	$ 2.36	$ 3.09
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number, Ending Balance	7,218,393	7,578,393	7,218,393	4,629,565
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance	$ 2.08	$ 2.03	$ 2.08	$ 2.36